August 7, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:     Dreyfus Massachusetts Intermediate Municipal Bond Fund
        Registration Statement File No. 33-47346
        CIK No. 887072

Dear Sir/Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that c ontained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on July 29, 1998.

                                                        Very truly yours,




                                                        Carol A. Covelli
                                                        The Dreyfus Corporation

CAC\

cc:     Ernst & Young LLP
        Stroock & Stroock & Lavan